UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                DECEMBER 31, 2007

                                                                                                  % OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                COST (a)          FAIR VALUE           CAPITAL
------------------------------                              ------------       ------------       -------------
DISTRESSED
Anchorage Capital Partners, L.P.                            $  5,700,000       $  6,735,119             2.60%
Anchorage Short Credit Fund, L.P.                              3,554,407          4,024,481             1.56
Blue Mountain Credit Alternatives Fund, L.P.                   5,100,000          5,061,767             1.96
D.B. Zwirn Special Opportunities Fund, L.P.                    3,879,562          5,001,260             1.93
Greywolf Capital Partners II, L.P.                             6,100,000          6,072,598             2.35
Harbinger Capital Partners Special Situations Fund, L.P.       5,000,000          7,837,556             3.03
Highland Crusader Fund, L.P.                                   3,461,535          4,634,906             1.79
King Street Capital, L.P.                                      5,098,161          8,157,617             3.15
Redwood Domestic Fund, L.P.                                    1,200,000          3,076,535             1.19
Silver Point Capital Fund, L.P.                                3,200,000          6,498,478             2.51
                                                            ------------       ------------           ------
TOTAL DISTRESSED                                              42,293,665         57,100,317            22.07

EVENT DRIVEN
Elliott Associates, L.P.                                       2,600,000          5,676,076             2.19
Magnetar Capital, L.P.                                         5,925,000          6,197,412             2.40
Perry Partners, L.P.                                           3,317,387          5,656,559             2.19
Seneca Capital, L.P.                                           3,224,682          5,949,796             2.30
                                                            ------------       ------------           ------
TOTAL EVENT DRIVEN                                            15,067,069         23,479,843             9.08

LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                  5,682,366          6,604,769             2.55
Alson Signature Fund, L.P.                                     4,719,243          6,179,761             2.39
Black Bear Fund I, L.P.                                        2,900,000          4,327,666             1.67
Blue Harbour Strategic Value Partners, L.P.                    4,000,000          3,629,838             1.40
Broad Peak Fund, L.P.                                          2,000,000          2,009,233             0.78
Cavalry Technology, L.P.                                       1,695,647          2,631,003             1.02
Elm Ridge Capital Partners, L.P.                               6,350,000          8,588,766             3.32
Galante Partners, L.P.                                         5,950,000          6,574,223             2.54
Greenlight Capital Qualified, L.P.                               700,000          1,795,759             0.69
Impala Fund, L.P.                                              6,250,000          6,890,593             2.66
Indus Japan Fund, L.P.                                         2,400,000          3,869,713             1.50
Kingsford Capital Partners, L.P.                               5,791,628          5,806,144             2.24

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                DECEMBER 31, 2007

                                                                                                  % OF MEMBERS'
                                                              COST (a)          FAIR VALUE           CAPITAL
                                                            ------------       ------------       -------------
LONG AND/OR SHORT EQUITY (CONTINUED)
Montrica Global Opportunities Fund, L.P.                    $  5,900,000       $  5,960,838             2.30%
Roadway Partners, L.P.                                         1,209,644          2,003,008             0.77
Scout Capital Partners II, L.P.                                4,496,209          7,189,446             2.78
Seasons Institutional Core Fund, L.P.                          7,400,000          7,351,992             2.85
Spring Point Contra Partners, L.P.                             4,850,000          4,956,450             1.92
Thruway Partners, L.P.                                         1,761,995          3,210,816             1.24
Tosca                                                          5,025,000          5,622,576             2.17
Tosca Asia                                                     3,600,000          4,468,272             1.73
Tremblant Partners, L.P.                                       3,743,615          6,332,413             2.45
Trian Partners, L.P.                                           3,400,000          3,839,707             1.48
Viking Global Equities Fund, L.P.                              3,600,000          3,711,600             1.43
                                                            ------------       ------------           ------
TOTAL LONG AND/OR SHORT EQUITY                                93,425,347        113,554,586            43.88

MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P.                            5,176,734          7,643,688             2.95
HBK Fund, L.P.                                                 4,651,231          5,636,131             2.18
Kamunting Street, L.P.                                         5,500,000          5,568,085             2.15
OZ Domestic Partners, L.P.                                     4,680,226          7,120,298             2.75
Parkcentral Global, L.P.                                       3,421,800          4,906,084             1.90
Sandelman Partners Multi-Strategy Fund, L.P.                   5,100,000          4,579,193             1.77
Stark Investments, L.P.                                        4,452,119          6,015,733             2.33
SuttonBrook Capital Partners, L.P.                             4,525,698          5,576,279             2.16
                                                            ------------       ------------           ------
TOTAL MULTI-ARBITRAGE                                         37,507,808         47,045,491            18.19

TOTAL INVESTMENT IN PORTFOLIO FUNDS                         $188,293,889       $241,180,237            93.22%
                                                            ------------       ------------           ------


OPTIONS PURCHASED

NUMBER
OF CONTRACTS
------------
34     SXY Put, Expires March 2008                          $    129,202       $    103,700             0.04%
                                                            ------------       ------------           ------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS AND OPTIONS            $188,423,091       $241,283,937            93.26%
                                                            ------------       ------------           ------

Other assets, less liabilities                                                 $ 17,429,930             6.74%
                                                                               ------------           ------

MEMBERS' CAPITAL                                                               $258,713,867           100.00%
                                                                               ============           ======

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                DECEMBER 31, 2007



FUTURES CONTRACTS                                            UNREALIZED
SALES                     TYPE          EXPIRATION DATE     DEPRECIATION
-----                     ----          ---------------     ------------

71                    S&P 500 EMINI        March 2008         ($52,011)


The investments in Portfolio Funds shown above, representing 93.26% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on December 31, 2007 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                       % OF TOTAL
                                                      INVESTMENTS IN
     INVESTMENT STRATEGY                              PORTFOLIO FUNDS
     -------------------                              ---------------
     Long and/or Short Equity                              47.08%
     Multi-Arbitrage                                       19.51
     Distressed                                            23.67
     Event Driven                                           9.74
                                                          ------
     TOTAL                                                100.00%
                                                          ======

(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $209,921,377. Net unrealized appreciation on investments for tax purposes was $31,258,860, consisting of $35,618,810 of gross unrealized appreciation and $4,359,950 of gross unrealized depreciation.

(b) The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers (the "Board"). The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Porfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the funds proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds, and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund, the Adviser, and the Subadviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund, or their manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Porfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, Adviser, and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds, or their portfolio managers or administrators.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
                                DECEMBER 31, 2007

     Portfolio Funds, managers, or their administrators, generally use an independent pricing source to value the fund's securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Porfolio Fund, or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Porfolio Fund or its portfolio manager or administrator.

     Some of the Porfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Porfolio Fund. If the fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly.






For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Columbia Management Multi-Strategy Hedge Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date         February 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date         February 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date         February 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.